Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 025	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	44-0324630
Plan number	025
Delinquent Participant 1
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant Contributions Transferred Late to Plan	$ 13
Contributions Not Corrected	0
Contributions Corrected Outside VFCP	13
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51
Delinquent Participant 2
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant Contributions Transferred Late to Plan	49
Contributions Not Corrected	0
Contributions Corrected Outside VFCP	49
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51